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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01605


                          Pioneer Balanced Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


        Pioneer Balanced Fund
        Schedule of Investments  3/31/05 (unaudited)

Shares                                                                  Value
        COMMON STOCKS - 64.8 %
        Energy - 6.5 %
        Integrated Oil & Gas - 1.1 %
  2,400 BP Amoco Plc (A.D.R.)                                       $    149,760
  1,801 ConocoPhillips                                                   194,220
 18,776 Exxon Mobil Corp.                                              1,119,050
                                                                    $  1,463,030
        Oil & Gas Drilling - 3.5 %
 17,700 Encana Corp.                                                $  1,246,434
 98,100 ENSCO International, Inc.                                      3,694,446
                                                                    $  4,940,880
        Oil & Gas Equipment & Services - 1.8 %
 53,188 National-Oilwell Varco, Inc. *                              $  2,483,880
        Oil & Gas Exploration & Production - 0.1 %
  3,100 Pioneer Natural Resources Co.                               $    132,432
        Total Energy                                                $  9,020,222
        Materials - 4.4 %
        Commodity Chemicals - 2.3 %
 66,100 Praxair, Inc.                                               $  3,163,546
        Metal & Glass Containers - 0.0 %
  1,800 Ball Corp.                                                  $     74,664
        Precious Metals & Minerals - 2.1 %
 68,700 Newmont Mining Corp.                                        $  2,902,575
        Total Materials                                             $  6,140,785
        Capital Goods - 3.3 %
        Aerospace & Defense - 2.8 %
 72,600 Northrop Grumman Corp.                                      $  3,918,948
        Electrical Components & Equipment - 0.2 %
  7,800 General Electric Co.                                        $    281,268
  1,800 Molex, Inc.                                                       42,480
                                                                    $    323,748
        Industrial Conglomerates - 0.2 %
    800 Illinois Tool Works, Inc.                                   $     71,624
  2,100 United Technologies Corp.                                        213,486
                                                                    $    285,110
        Total Capital Goods                                         $  4,527,806
        Commercial Services & Supplies - 0.4 %
        Diversified Commercial Services - 0.3 %
 13,000 Cintas Corp.                                                $    537,030
        Total Commercial Services & Supplies                        $    537,030
        Transportation - 1.8 %
        Trucking - 1.8 %
 34,700 United Parcel Service                                       $  2,524,078
        Total Transportation                                        $  2,524,078
        Media - 3.5 %
        Broadcasting & Cable TV - 1.1 %
 19,300 Clear Channel Communications, Inc.                          $    665,271
 28,900 Comcast Corp. *                                                  965,260
                                                                    $  1,630,531
        Movies & Entertainment - 2.2 %
 87,594 Viacom, Inc. (Class B)                                      $  3,050,899
        Publishing - 0.1 %
  2,200 Gannett Co.                                                 $    173,976
        Total Media                                                 $  4,855,406
        Retailing - 4.2 %
        Apparel Retail - 2.3 %
 55,600 Liz Claiborne, Inc.                                         $  2,231,228
 35,500 Ross Stores, Inc.                                              1,034,470
                                                                    $  3,265,698
        General Merchandise Stores - 1.8 %
 77,700 Family Dollar Stores, Inc.                                  $  2,358,972
  2,800 Target Corp.                                                     140,056
                                                                    $  2,499,028
        Specialty Stores - 0.1 %
 10,099 Blockbuster Inc. (Class B)                                        84,428
        Total Retailing                                             $  5,849,154
        Food & Drug Retailing - 4.8 %
        Drug Retail - 2.3 %
 61,500 CVS Corp.                                                   $  3,236,130
        Food Distributors - 0.1 %
  3,400 Sysco Corp.                                                 $    121,720
        Food Retail - 1.9 %
 40,700 Wm. Wrigley Jr. Co.                                         $  2,668,699
        Hypermarkets & Supercenters - 0.5 %
 12,200 Wal-Mart Stores, Inc.                                       $    611,342
        Total Food & Drug Retailing                                 $  6,637,891
        Food, Beverage & Tobacco - 4.8 %
        Distillers & Vintners - 1.2 %
 36,500 Anheuser-Busch Companies, Inc.                              $  1,729,735
        Soft Drinks - 3.6 %
 24,800 The Coca-Cola Co.                                           $  1,033,416
 74,100 PepsiCo, Inc.                                                  3,929,523
                                                                    $  4,962,939
        Total Food, Beverage & Tobacco                              $  6,692,674
        Household & Personal Products - 1.1 %
        Household Products - 0.9 %
 27,200 Estee Lauder Co.                                            $  1,223,456
  1,200 Procter & Gamble Co.                                              63,600
                                                                    $  1,287,056
        Personal Products - 0.2 %
  3,900 Kimberly-Clark Corp.                                        $    256,347
        Total Household & Personal Products                         $  1,543,403
        Health Care Equipment & Services - 4.5 %
        Health Care Distributors - 2.7 %
  3,900 Abbott Laboratories                                         $    181,818
 21,100 Cardinal Health, Inc.                                          1,177,380
 56,600 Wyeth                                                          2,387,388
                                                                    $  3,746,586
        Health Care Equipment - 1.8 %
 21,300 Biomet, Inc.                                                $    773,190
 23,100 Guidant Corp.                                                  1,707,090
                                                                    $  2,480,280
        Total Health Care Equipment & Services                      $  6,226,866
        Pharmaceuticals & Biotechnology - 4.5 %
        Biotechnology - 1.3 %
 30,468 Amgen, Inc. *                                               $  1,773,542
        Pharmaceuticals - 3.2 %
 75,500 IVAX Corp. *                                                $  1,492,635
 11,100 Eli Lilly & Co.                                                  578,310
 89,321 Pfizer, Inc.                                                   2,346,463
                                                                    $  4,417,408
        Total Pharmaceuticals & Biotechnology                       $  6,190,950
        Banks - 0.8 %
        Diversified Banks - 0.8 %
 11,000 Bank of America Corp.                                       $    485,100
 12,820 U.S. Bancorp                                                     369,472
  5,000 Wachovia Corp.                                                   254,550
                                                                    $  1,109,122
        Total Banks                                                 $  1,109,122
        Diversified Financials - 3.1 %
        Asset Management & Custody Banks - 1.0 %
 48,000 The Bank of New York Co., Inc.                              $  1,394,400
        Consumer Finance - 1.4 %
 38,000 American Express Co.                                        $  1,952,060
        Investment Banking & Brokerage - 0.4 %
  9,400 Merrill Lynch & Co., Inc.                                   $    532,040
        Diversified Financial Services - 0.3 %
  9,300 Citigroup, Inc.                                             $    417,942
        Total Diversified Financials                                $  4,296,442
        Insurance - 4.4 %
        Multi-Line Insurance - 0.4 %
  3,500 American International Group, Inc.                          $    193,935
  4,800 Hartford Financial Services Group, Inc.                          329,088
                                                                    $    523,023
        Property & Casualty Insurance - 3.9 %
  1,475 Berkshire Hathaway, Inc. (Class B) *                        $  4,212,600
 14,000 Progressive Corp.                                              1,284,640
                                                                    $  5,497,240
        Total Insurance                                             $  6,020,263
        Software & Services - 7.6 %
        Application Software - 4.7 %
168,200 Microsoft Corp.                                             $  4,065,394
116,400 Symantec Corp. *                                               2,482,812
                                                                    $  6,548,206
        Data Processing & Outsourced Services - 2.9 %
102,500 First Data Corp.                                            $  4,029,275
        Total Software & Services                                   $ 10,577,481
        Technology Hardware & Equipment - 2.2 %
        Communications Equipment - 0.7 %
 88,900 Avaya, Inc. *                                               $  1,038,352
        Computer Hardware - 1.5 %
  1,100 Diebold, Inc.                                               $     60,335
  1,900 Dell, Inc. *                                                      72,998
 77,100 Hewlett-Packard Co.                                            1,691,574
  2,500 IBM Corp.                                                        228,450
                                                                    $  2,053,357
        Total Technology Hardware & Equipment                       $  3,091,709
        Semiconductors - 0.7 %
 15,000 Intel Corp.                                                 $    348,450
 22,100 Texas Instruments, Inc.                                          563,329
                                                                    $    911,779
        Total Semiconductors                                        $    911,779
        Telecommunication Services - 2.0 %
        Integrated Telecommunication Services - 0.2 %
  5,000 BellSouth Corp.                                             $    131,450
  7,900 SBC Communications, Inc.                                         187,151
                                                                    $    318,601
        Wireless Telecommunication Services - 1.7 %
 93,700 Vodafone Group Plc (A.D.R.)                                 $  2,488,672
        Total Telecommunication Services                            $  2,807,273
        TOTAL COMMON STOCKS
        (Cost   $78,048,549)                                        $ 89,560,334

        WARRANTS - 0.0 %
        Technology Hardware & Equipment - 0.0 %
        Communications Equipment - -0.0 %
  1,883 Lucent Technologies, Exp. 12/10/07 *                        $      1,262
        TOTAL WARRANTS
        (Cost   $2,194)                                             $      1,262

Principal
Amount
        ASSET BACKED SECURITIES - 0.5 %
        Transportation - 0.0 %
        Airlines - 0.0 %
$12,432 Continential Airlines, 6.648%, 9/15/17                      $     11,799
        Total Transportation                                        $     11,799
        Diversified Financials - 0.4 %
        Consumer Finance - 0.0 %
 19,463 Americredit Automobile Receivables Trust, Floating Rate, 12/$     19,467
        Diversified Financial Services - 0.4 %
248,130 PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)    $    249,711
292,441 Power Receivables Finance, 6.29%, 1/1/12 (144A)                  300,896
                                                                    $    550,607
        Specialized Finance - 0.0 %
 70,000 MBNA Credit Card Master Note, Floating Rate, 12/15/08       $     70,066
        Total Diversified Financials                                $    640,140
        Utilities - 0.1 %
        Electric Utilities - 0.1 %
189,200 FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)             $    192,511
        Total Utilities                                             $    192,511
        TOTAL ASSET BACKED SECURITIES
        (Cost   $835,622)                                           $    844,450

        COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4 %
        Diversified Financials - 0.2 %
        Diversified Financial Services - 0.2 %
300,000 Tower 2004-1A, 5.395%, 1/15/34                              $    291,948
        Total Diversified Financials                                $    291,948
        Government - 0.2 %
207,178 Freddie Mac 5.00%, 1/15/16                                  $    208,983
        Total Government                                            $    208,983
        TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
        (Cost   $513,825)                                           $    500,931

        CORPORATE BONDS - 10.4 %
        Energy - 0.6 %
        Integrated Oil & Gas - 0.1 %
$120,000Occidental Petroleum, 6.75%, 1/15/12                        $    132,754
 25,000 Petro-Canada 4.00%, 7/15/13                                       23,007
 15,000 USX Corp., 6.85%, 3/1/08                                          15,942
                                                                    $    171,703
        Oil & Gas Exploration & Production - 0.4 %
200,000 Tengizchevroil LLP, 6.124%, 11/15/14 (144A)                 $    198,000
 65,000 Pemex Project Funding Master, 9.125%, 10/13/10                    75,075
300,000 Gazprom International SA., 7.201%, 2/1/20 (144A)                 306,000
                                                                    $    579,075
        Oil & Gas Refining Marketing & Transportation - 0.0 %
 65,000 TGT Pipeline LLC, 5.50%, 2/1/17 (144A)                      $     64,657
 40,000 Kinder Morgan Energy Partners 6.75%, 3/15/11                      43,396
                                                                    $    108,053
        Total Energy                                                $    858,831
        Materials - 1.3 %
        Aluminum - 0.1 %
150,000 Novelis, Inc., 7.25%, 2/15/15 (144A)                        $    147,000
        Commodity Chemicals - 0.2 %
300,000 Nova Chemicals, Ltd., 6.5%, 1/15/12                         $    307,500
        Diversified Metals & Mining - 0.3 %
425,000 Inco, Ltd., 7.2%, 9/15/32                                   $    495,116
        Fertilizers & Agricultural Chemicals - 0.0 %
 30,000 Potash Corp Saskatchewan, 4.875%, 3/1/13                    $     29,438
        Metal & Glass Containers - 0.1 %
125,000 Tenneco Packaging, 8.125%, 6/15/17                          $    150,766
        Paper Packaging - 0.3 %
425,000 Bemis Co., Inc. 6.7%, 7/1/05                                $    428,189
        Paper Products - 0.2 %
250,000 Abitibi-Consolidated, Inc., 6.95%, 4/1/08                   $    246,250
        Total Materials                                             $  1,804,259
        Capital Goods - 0.5 %
        Aerospace & Defense - 0.1 %
 25,000 Boeing Co., 5.125%, 2/15/13                                 $     25,136
 80,000 Honeywell International, 7.5%, 3/1/10                             89,782
                                                                    $    114,918
        Construction & Engineering - 0.1 %
150,000 Shaw Group, Inc., 10.75%, 3/15/10                           $    162,750
        Electrical Component & Equipment - 0.1 %
200,000 Thomas & Betts Corp., 7.25%, 6/1/13                         $    212,394
        Industrial Conglomerates - 0.2 %
145,000 General Electric Capital Corp., 6.125%, 2/22/11             $    154,898
 90,000 General Electric Capital Corp., 6.75%, 3/15/32                   103,889
                                                                    $    258,787
        Total Capital Goods                                         $    748,849
        Commercial Services & Supplies - 0.1 %
        Diversified Commercial Services - 0.0 %
100,000 Deluxe Corp., 3.5%, 10/1/07                                 $     97,417
        Total Commercial Services & Supplies                        $     97,417
        Automobiles & Components - 0.8 %
        Auto Parts & Equipment - 0.4 %
300,000 Sun Sage BV, 8.25%, 3/26/09 (144A)                          $    312,000
200,000 Delphi Corp., 6.55%, 6/15/06                                     196,606
                                                                    $    508,606
        Automobile Manufacturers - 0.4 %
500,000 General Motors, 7.2%, 1/15/11                               $    451,386
 80,000 Ford Motor Co., 7.25%, 10/1/08                                    82,092
                                                                    $    533,478
        Total Automobiles & Components                              $  1,042,084
        Consumer Durables & Apparel - 0.0 %
        Housewares & Specialties - 0.0 %
 35,000 Newell Rubbermaid, Inc., 4.625%, 12/15/09                   $     34,555
        Total Consumer Durables & Apparel                           $     34,555
        Media - 1.1 %
        Broadcasting & Cable TV - 0.6 %
500,000 Comcast Cable Corp., 7.125%,  6/15/13                       $    556,242
 80,000 Comcast Corp., 5.3%, 1/15/14                                      79,132
300,000 Cox Communications, 7.125%, 10/1/12                              327,178
                                                                    $    962,552
        Movies & Entertainment - 0.0 %
 30,000 Time Warner, Inc. 6.75%, 4/15/11                            $     32,418
        Publishing - 0.4 %
512,000 News America, Inc., 7.3%, 4/30/28                           $    570,508
        Total Media                                                 $  1,565,478
        Retailing - 0.3 %
        Department Stores - 0.0 %
 15,000 Nordstrom, Inc., 5.625%, 1/15/09                            $     15,519
        Specialty Stores - 0.3 %
500,000 Toys "R" Us, 7.875%, 4/15/13                                $    446,250
        Total Retailing                                             $    461,769
        Food, Beverage & Tobacco - 0.4 %
        Brewers - 0.0 %
 35,000 Miller Brewing Co., 5.5%, 8/15/13 (144A)                    $     35,584
        Packaged Foods & Meats - 0.0 %
 35,000 Unilever Capital Corp., 7.125%, 11/1/10                     $     39,200
        Soft Drinks - 0.0 %
 35,000 Bottling Group LLC, 5.0%, 11/15/13                          $     34,950
        Tobacco - 0.3 %
400,000 Altria Group Inc., 7.0%, 11/4/13                            $    429,214
        Total Food, Beverage & Tobacco                              $    538,948
        Health Care Equipment & Services - 0.6 %
        Health Care Facilities - 0.3 %
500,000 HCA Inc., 6.3%, 10/1/12                                     $    499,523
        Health Care Supplies - 0.2 %
250,000 Bausch & Lomb, 7.125%, 8/1/28                               $    268,096
        Managed Health Care - 0.1 %
 90,000 Coventry Health Care, Inc., 5.875%, 1/15/12 (144A)          $     90,000
        Total Health Care Equipment & Services                      $    857,619
        Banks - 0.4 %
        Diversified Banks - 0.3 %
 30,000 US Bancorp, 3.125%, 3/15/08                                 $     28,984
150,000 KFW-Kredit Wiederaufbau, 2.75%, 5/8/07                           146,236
225,000 National Westminster, 7.375%, 10/1/09                            249,386
 80,000 International Bank for Reconstruction & Development, 4.375%,      80,662
                                                                    $    505,268
        Regional Banks - 0.0 %
 40,000 Keycorp, 2.75%, 2/27/07                                     $     38,867
        Total Banks                                                 $    544,135
        Diversified Financials - 1.0 %
        Consumer Finance - 0.2 %
265,000 SLM Corp., Floating Rate, 7/25/14                           $    259,838
        Investment Banking & Brokerage - 0.1 %
200,000 E*Trade Financial Corp., 8.0%, 6/15/11                      $    206,000
        Diversified Financial Services - 0.4 %
300,000 Brascan Corp., 5.75%, 3/1/10                                $    308,667
300,000 Glencore Funding LLC, 6.0%, 4/15/14 (144A)                       285,299
                                                                    $    593,966
        Specialized Finance - 0.2 %
300,000 MDP Acquistions, 9.625%, 10/1/12                            $    322,500
        Total Diversified Financials                                $  1,382,304
        Insurance - 1.0 %
        Life & Health Insurance - 0.2 %
300,000 Provident Companies, Inc., 7.0%, 7/15/18                    $    307,366
        Multi-Line Insurance - 0.1 %
150,000 Loew Corp., 5.25%, 3/15/16                                  $    146,340
        Property & Casualty Insurance - 0.4 %
180,000 Kingsway America, Inc., 7.5%, 2/1/14                        $    184,634
350,000 Ohio Casualty Corp., 7.3%, 6/15/14                               374,100
                                                                    $    558,734
        Reinsurance - 0.2 %
300,000 Odyssey Re Holdings, 7.65%, 11/1/13                         $    325,456
        Total Insurance                                             $  1,337,896
        Real Estate - 0.9 %
        Real Estate Investment Trusts - 0.9 %
400,000 Hospitality Properties Trust, 6.75%, 2/15/13                $    429,327
316,000 Host Marriot LP, 6.375%, 3/15/15 (144A)                          298,620
300,000 Colonial Reality LP, 6.15%, 4/15/13                              312,431
250,000 Trustreet Properties, Inc., 7.5%, 4/1/15 (144A)                  248,750
                                                                    $  1,289,128
        Total Real Estate                                           $  1,289,128
        Technology Hardware & Equipment - 0.6 %
        Computer Hardware - 0.6 %
500,000 NCR Corp., 7.125%, 6/15/09                                  $    538,141
300,000 UNISYS Corp., 6.875%, 3/15/10                                    299,250
                                                                    $    837,391
        Total Technology Hardware & Equipment                       $    837,391
        Telecommunication Services - 0.4 %
        Integrated Telecommunication Services - 0.4 %
300,000 Intelsat, Ltd. 6.5%, 11/1/13                                $    240,750
300,000 Telecom Italia Capital, 5.25%, 11/15/13                          296,388
                                                                    $    537,138
        Total Telecommunication Services                            $    537,138
        Utilities - 0.3 %
        Electric Utilities - 0.3 %
313,500 FLP Energy American Wind LLC, 6.639%, 6/20/23 (144A)        $    334,097
 40,000 PSE&G Power, 6.95%, 6/1/12                                        44,270
                                                                    $    378,367
        Multi-Utilities & Unregulated Power - 0.0 %
 75,000 Avista Corp., 7.75%, 1/1/07                                 $     79,212
 15,000 Dominion Resources, 6.25%, 6/30/12                                16,063
                                                                    $     95,275
        Total Utilities                                             $    473,642
        TOTAL CORPORATE BONDS
        (Cost   $14,079,888)                                        $ 14,411,443

        U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 22.8 %
$65,000 Federal Home Loan Bank, 3.875%, 6/14/13                     $     61,496
987,083 Federal Home Loan Bank, 5.0%, 11/1/34                            966,423
300,000 Federal Home Loan Mortgage Corp., 3.25%, 2/25/08                 292,533
957,639 Federal Home Loan Mortgage Corp., 5.0%, 4/1/34                   937,596
336,974 Federal Home Loan Mortgage Corp., 5.5%, 10/1/16                  344,248
438,548 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34                  439,979
476,115 Federal Home Loan Mortgage Corp., 5.5%, 5/1/33                   487,441
345,994 Federal Home Loan Mortgage Corp., 5.5%, 12/1/18                  354,723
578,715 Federal Home Loan Mortgage Corp., 5.5% 1/1/35                    580,632
995,890 Federal Home Loan Mortgage Corp., 5.5%, 12/1/34                  999,141
349,169 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33                   357,829
396,928 Federal Home Loan Mortgage Corp., 6.0%, 4/1/33                   406,772
213,463 Federal Home Loan Mortgage Corp., 6.0%, 6/1/34                   218,543
 91,213 Federal Home Loan Mortgage Corp., 6.5%, 5/1/09                    94,335
255,078 Federal Home Loan Mortgage Corp, 6.5%, 10/1/33                   265,690
127,246 Federal Home Loan Mortgage Corp., 6.5%, 7/1/33                   132,574
 18,998 Federal National Mortgage Association, 3.5%, 9/15/10              18,980
135,897 Federal National Mortgage Association, 4.816%, 12/1/12           135,803
200,829 Federal National Mortgage Association, 5.00%, 12/1/17            201,009
441,587 Federal National Mortgage Association, 5.00%, 5/1/18             442,157
475,406 Federal National Mortgage Association, 5.0%, 6/1/34              465,102
143,746 Federal National Mortgage Association, 5.00%, 3/1/33             140,943
100,000 Federal National Mortgage Association, 5.24%, 8/7/18             100,764
 62,843 Federal National Mortgage Association, 5.50%, 7/1/23              63,503
280,879 Federal National Mortgage Association, 5.50%, 8/1/14             287,238
535,838 Federal National Mortgage Association, 5.50%, 2/1/17             546,640
 68,171 Federal National Mortgage Association, 5.50%, 9/1/17              69,540
106,616 Federal National Mortgage Association, 5.50%, 2/1/18             108,894
328,879 Federal National Mortgage Association, 5.50%, 4/1/34             329,581
194,955 Federal National Mortgage Association, 5.50%, 3/1/34             195,371
445,517 Federal National Mortgage Association, 5.5%, 11/1/33             446,992
128,394 Federal National Mortgage Association, 6.0%, 11/1/16             132,666
 51,410 Federal National Mortgage Association, 6.0%, 1/1/29               52,721
 62,619 Federal National Mortgage Association, 6.0%, 8/1/32               64,088
 20,777 Federal National Mortgage Association, 6.00%, 9/1/29              21,295
334,063 Federal National Mortgage Association, 6.00%,1/1/33              341,901
110,000 Federal National Mortgage Association, 6.0%, 4/15/32             114,361
406,530 Federal National Mortgage Association, 6.00%, 2/1/33             415,643
 65,292 Federal National Mortgage Association, 6.00%, 3/1/33              66,756
338,476 Federal National Mortgage Association, 6.0%, 12/1/33             346,063
1,260,00Federal National Mortgage Association, 6.125%, 3/15/12         1,363,387
158,788 Federal National Mortgage Association, 6.50%, 9/1/32             166,128
 43,174 Federal National Mortgage Association, 6.5%, 10/1/32              44,888
 49,148 Federal National Mortgage Association, 6.50%,  7/1/29             51,201
175,131 Federal National Mortgage Association, 6.50%, 12/1/21            182,596
451,493 Federal National Mortgage Association, 6.5%, 5/1/32              469,415
186,910 Federal National Mortgage Association, 6.50%, 4/1/29             195,799
 17,346 Federal National Mortgage Association, 6.50%, 1/1/15              18,125
389,825 Federal National Mortgage Association, 6.50%, 7/1/32             405,299
 22,057 Federal National Mortgage Association, 7.00%, 3/1/12              23,113
 40,000 Federal National Mortgage Association, 7.125%, 6/15/10            44,682
 10,967 Federal National Mortgage Association, 8.0%, 4/1/20               11,805
 18,436 Federal National Mortgage Association, 8.00%, 2/1/29              19,865
  1,892 Federal National Mortgage Association, 8.00%,  2/1/30              2,037
  9,052 Federal National Mortgage Association, 8.00%, 10/1/30              9,746
  3,805 Federal National Mortgage Association, 8.00%, 4/1/30               4,096
  3,623 Federal National Mortgage Association, 8.00%, 7/1/30               3,901
 45,185 Federal National Mortgage Association, 8.00%, 3/1/31              48,659
  6,694 Federal National Mortgage Association, 8.00%, 1/1/31               7,206
  4,043 Federal National Mortgage Association, 8.00%, 5/1/31               4,352
 71,932 Federal National Mortgage Association, 9.0%, 4/1/33               76,396
124,668 Government National Mortgage Association, 4.5%, 1/15/35          119,441
367,175 Government National Mortgage Association, 5.0%, 4/15/34          362,621
514,269 Government National Mortgage Association, 5.0%, 10/15/34         508,157
415,065 Government National Mortgage Association, 5.50%, 8/15/33         419,324
129,811 Government National Mortgage Association, 5.5%, 9/15/33          131,305
318,939 Government National Mortgage Association, 5.50%, 12/15/34        322,127
653,937 Government National Mortgage Association, 5.50%, 8/15/33         660,647
277,707 Government National Mortgage Association, 5.50%, 10/15/33        280,557
620,782 Government National Mortgage Association, 5.5%, 8/15/17          638,723
179,214 Government National Mortgage Association, 5.50%, 8/15/33         181,053
421,218 Government National Mortgage Association, 5.5%, 8/15/19          433,218
921,636 Government National Mortgage Association, 6.0%, 8/15/34          947,546
348,919 Government National Mortgage Association, 6.0%, 9/15/34          358,728
307,921 Government National Mortgage Association, 6.00%, 10/15/33        316,641
 26,382 Government National Mortgage Association, 6.00%, 8/15/13          27,396
1,414,92Government National Mortgage Association, 6.0%, 9/15/33        1,454,992
1,418,64Government National Mortgage Association, 6.0%, 11/20/33       1,456,611
574,985 Government National Mortgage Association, 6.0%, 10/20/33         592,337
  6,021 Government National Mortgage Association, 6.00%, 4/15/14           6,252
212,219 Government National Mortgage Association, 6.5%, 5/15/33          221,753
274,521 Government National Mortgage Association, 6.5%, 10/15/28         287,383
 18,874 Government National Mortgage Association, 7.00%, 4/15/28          19,986
  4,529 Government National Mortgage Association, 7.00%,  8/15/28          4,796
  7,376 Government National Mortgage Association, 7.5%, 1/15/30            7,912
  7,464 Government National Mortgage Association, 7.75%, 11/15/29          8,000
 49,379 Government National Mortgage Association, 8.0%, 2/15/30           53,240
471,299 Government National Mortgage Association II, 5.50%, 2/20/34      475,421
100,000 U.S. Treasury Bonds, 7.125%, 2/15/23                             126,672
700,000 U.S. Treasury Notes, 4.75%, 11/15/08                             716,789
1,985,00U.S. Treasury Notes, 4.00%, 11/15/12                           1,937,856
500,000 U.S. Treasury Notes, 4.75%, 5/15/14                              509,375
300,000 U.S. Treasury Notes, 4.25%, 11/15/14                             293,801
 75,000 U.S Treasury Notes, 5.50%, 8/15/28                                81,475
220,000 U.S. Treasury Bonds, 5.25%, 11/15/28                             231,370
360,000 U.S. Treasury Notes, 5.375%, 2/15/31                             392,358
1,500,00U.S. Treasury Notes, 5.625%, 5/15/08                           1,572,129
200,000 U.S. Treasury Strip, 0%, 11/15/15                                121,595
                                                                    $ 31,480,249
        TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
        (Cost   $31,638,745)                                        $ 31,480,249

        TOTAL INVESTMENT IN SECURITIES - 98.9%
        (Cost   $125,118,823)(a)                                    $136,798,669

        OTHER ASSETS AND LIABILITIES - 1.1%                         $ 1,490,928

        TOTAL NET ASSETS - 100.0%                                   $138,289,597

(A.D.R.)American Depositary Receipt

     *  Non-income producing security

  144A  Security is exempt from registration under Rule 144A of the Securities
Act of
        1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2005, the value of these securities amounted to $3,063,125 or 2.2% of net assets.

   (a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $125,104,028 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost                   $18,299,449

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value                    (6,604,808)

        Net unrealized gain                                         $11,694,641


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Balanced Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 27, 2005

* Print the name and title of each signing officer under his or her signature.